Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
		Office
	Production	furniture
	equipment	and EDP	Total
At cost
As of January 1, 2022	353,488	233,706	587,194
Additions	-	-	-
Disposals	-	-	-
As of December 31, 2022	353,488	233,706	587,194
Additions	-	-	-
Disposals	-	-	-
As of December 31, 2023	353,488	233,706	587,194

Accumulated depreciation
As of January 1, 2022	(353,488)	(233,705)	(587,193)
Charge for the year	-	-	-
Disposals	-	-	-
As of December 31, 2022	(353,488)	(233,705)	(587,193)
Charge for the year	-	-	-
Disposals	-	-	-
As of December 31, 2023	(353,488)	(233,705)	(587,193)

Net book value
As of December 31, 2022	-	1	1
As of December 31, 2023	-	1	1